1933 Act Rule 497(j)
                                                     1933 Act File No. 002-73948
                                                     1940 Act File No. 811-03258

                      STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8000


Direct Dial: (215) 564-8077

                               September 16, 1999

FILED via EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attn:  Filing Desk

         Re:      DFA Investment Dimensions Group Inc.
                  File Nos. 002-73948 and 811-03258
                  Rule 497(j) Filing

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 55/56 to the Registration Statement of DFA Investment Dimensions Group Inc. which was filed with the Securities and Exchange Commission electronically on September 13, 1999.

         Please direct any questions or comments relating to this certification to me or, in my absence, to Mark A. Sheehan, Esquire at (215) 564-8027.

                                                              Very truly yours,



                                                               LISA M. KING
                                                               Lisa M. King
cc:      Catherine L. Newell, Esquire
         Ms. Jessica Y. Gray
         Stephen W. Kline, Esquire
         Mark A. Sheehan, Esquire